Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key	0000926425
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000016765
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Conservative Allocation Fund
Class Name	Class A
Trading Symbol	SPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 60,968,026
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,036
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	60,968,026
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	10,036

Holdings [Text Block]
Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	6%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	49%
iShares GNMA Bond ETF	11%
Vanguard Intermediate-Term Corporate Bond ETF	10%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	8%
iShares JP Morgan USD Emerging Markets Bond ETF	5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5%
Fixed Income - Money Market Funds	2%
DWS Central Cash Management Government Fund	2%
Equity - Equity Funds	9%
DWS Emerging Markets Equity Fund	3%
DWS RREEF Global Real Estate Securities Fund	2%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
Equity - Exchange-Traded Funds	33%
Xtrackers S&P 500 Scored & Screened ETF	17%
Vanguard S&P 500 ETF	9%
iShares Core MSCI Europe ETF	4%
iShares MSCI Japan ETF	2%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000016768
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Conservative Allocation Fund
Class Name	Class C
Trading Symbol	SPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
AssetsNet	$ 60,968,026
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,036
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	60,968,026
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	10,036

Holdings [Text Block]
Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	6%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	49%
iShares GNMA Bond ETF	11%
Vanguard Intermediate-Term Corporate Bond ETF	10%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	8%
iShares JP Morgan USD Emerging Markets Bond ETF	5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5%
Fixed Income - Money Market Funds	2%
DWS Central Cash Management Government Fund	2%
Equity - Equity Funds	9%
DWS Emerging Markets Equity Fund	3%
DWS RREEF Global Real Estate Securities Fund	2%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
Equity - Exchange-Traded Funds	33%
Xtrackers S&P 500 Scored & Screened ETF	17%
Vanguard S&P 500 ETF	9%
iShares Core MSCI Europe ETF	4%
iShares MSCI Japan ETF	2%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000016769
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Conservative Allocation Fund
Class Name	Class S
Trading Symbol	SPBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$21	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 60,968,026
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,036
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	60,968,026
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	10,036

Holdings [Text Block]
Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	6%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	49%
iShares GNMA Bond ETF	11%
Vanguard Intermediate-Term Corporate Bond ETF	10%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	8%
iShares JP Morgan USD Emerging Markets Bond ETF	5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5%
Fixed Income - Money Market Funds	2%
DWS Central Cash Management Government Fund	2%
Equity - Equity Funds	9%
DWS Emerging Markets Equity Fund	3%
DWS RREEF Global Real Estate Securities Fund	2%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
Equity - Exchange-Traded Funds	33%
Xtrackers S&P 500 Scored & Screened ETF	17%
Vanguard S&P 500 ETF	9%
iShares Core MSCI Europe ETF	4%
iShares MSCI Japan ETF	2%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000016756
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Moderate Allocation Fund
Class Name	Class A
Trading Symbol	PLUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 21,091,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,091,271
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]
Asset Type	% of Net Assets
Fixed Income - Bond Funds	5%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	1%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	25%
Vanguard Intermediate-Term Corporate Bond ETF	8%
iShares GNMA Bond ETF	6%
iShares Core International Aggregate Bond ETF	5%
iShares U.S. Treasury Bond ETF	4%
iShares JP Morgan USD Emerging Markets Bond ETF	2%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	16%
DWS Emerging Markets Equity Fund	4%
DWS Global Real Estate Securities Fund	4%
DWS Small Cap Core Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS RREEF Real Estate Securities Fund	2%
Equity - Exchange-Traded Funds	51%
Xtrackers S&P 500 Scored & Screened ETF	27%
Vanguard S&P 500 ETF	13%
iShares Core MSCI Europe ETF	7%
iShares MSCI Japan ETF	3%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000016758
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Moderate Allocation Fund
Class Name	Class C
Trading Symbol	PLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
AssetsNet	$ 21,091,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,091,271
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]
Asset Type	% of Net Assets
Fixed Income - Bond Funds	5%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	1%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	25%
Vanguard Intermediate-Term Corporate Bond ETF	8%
iShares GNMA Bond ETF	6%
iShares Core International Aggregate Bond ETF	5%
iShares U.S. Treasury Bond ETF	4%
iShares JP Morgan USD Emerging Markets Bond ETF	2%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	16%
DWS Emerging Markets Equity Fund	4%
DWS Global Real Estate Securities Fund	4%
DWS Small Cap Core Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS RREEF Real Estate Securities Fund	2%
Equity - Exchange-Traded Funds	51%
Xtrackers S&P 500 Scored & Screened ETF	27%
Vanguard S&P 500 ETF	13%
iShares Core MSCI Europe ETF	7%
iShares MSCI Japan ETF	3%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000016759
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Moderate Allocation Fund
Class Name	Class S
Trading Symbol	PPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$18	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 21,091,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,091,271
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]
Asset Type	% of Net Assets
Fixed Income - Bond Funds	5%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	1%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	25%
Vanguard Intermediate-Term Corporate Bond ETF	8%
iShares GNMA Bond ETF	6%
iShares Core International Aggregate Bond ETF	5%
iShares U.S. Treasury Bond ETF	4%
iShares JP Morgan USD Emerging Markets Bond ETF	2%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	16%
DWS Emerging Markets Equity Fund	4%
DWS Global Real Estate Securities Fund	4%
DWS Small Cap Core Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS RREEF Real Estate Securities Fund	2%
Equity - Exchange-Traded Funds	51%
Xtrackers S&P 500 Scored & Screened ETF	27%
Vanguard S&P 500 ETF	13%
iShares Core MSCI Europe ETF	7%
iShares MSCI Japan ETF	3%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%